Loans and allowance for credit losses	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Loans and allowance for credit losses

Note 5 Loans and allowance for credit losses
Allowance for credit losses

	For the three months ended
	January 31, 2022					January 31, 2021
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$416	$(6)	$(5)	$4	$409	$518	$15	$(7)	$(14)	$512
Personal	1,079	18	(56)	(3)	1,038	1,309	69	(59)	(4)	1,315
Credit cards	875	65	(71)	1	870	1,246	25	(69)	(1)	1,201
Small business	177	3	(4)	2	178	140	8	(5)	–	143
Wholesale	1,797	12	(6)	8	1,811	2,795	(11)	(86)	(76)	2,622
Customers’ liability under acceptances	75	8	–	–	83	107	15	–	(1)	121
	$4,419	$100	$(142)	$12	$4,389	$6,115	$121	$(226)	$(96)	$5,914
Presented as:
Allowance for loan losses	$4,089				$4,047	$5,639				$5,478
Other liabilities – Provisions	241				251	363				309
Customers’ liability under acceptances	75				83	107				121
Other components of equity	14				8	6				6
The following table reconciles the opening and closing for each major product of loans and commitments as determined by our modelled, scenario-weighted allowance and the application of expert credit judgment as applicable. Reconciling items include the following:
•	Transfers between Stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between Stages; and unwinding of the time value discount due to the passage of time in Stage 1 and Stage 2.

Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	January 31, 2022				January 31, 2021
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages

Balance at beginning of period	$186	$92	$138	$416	$206	$160	$152	$518
Provision for credit losses
Transfers to stage 1	24	(19)	(5)	–	74	(69)	(5)	–
Transfers to stage 2	(2)	2	–	–	(6)	8	(2)	–
Transfers to stage 3	(1)	(7)	8	–	–	(13)	13	–
Originations	30	–	–	30	30	–	–	30
Maturities	(7)	(3)	–	(10)	(6)	(4)	–	(10)
Changes in risk, parameters and exposures	(44)	19	(1)	(26)	(104)	86	13	(5)
Write-offs	–	–	(10)	(10)	–	–	(9)	(9)
Recoveries	–	–	5	5	–	–	2	2
Exchange rate and other	1	1	2	4	(2)	(6)	(6)	(14)
Balance at end of period	$187	$85	$137	$409	$192	$162	$158	$512

Personal
Balance at beginning of period	$422	$569	$88	$1,079	$480	$733	$96	$1,309
Provision for credit losses
Transfers to stage 1	170	(169)	(1)	–	197	(196)	(1)	–
Transfers to stage 2	(22)	22	–	–	(27)	27	–	–
Transfers to stage 3	(1)	(12)	13	–	(1)	(14)	15	–
Originations	26	–	–	26	33	–	–	33
Maturities	(21)	(25)	–	(46)	(22)	(27)	–	(49)
Changes in risk, parameters and exposures	(171)	162	47	38	(182)	198	69	85
Write-offs	–	–	(86)	(86)	–	–	(94)	(94)
Recoveries	–	–	30	30	–	–	35	35
Exchange rate and other	1	–	(4)	(3)	(2)	–	(2)	(4)
Balance at end of period	$404	$547	$87	$1,038	$476	$721	$118	$1,315

Credit cards
Balance at beginning of period	$233	$642	$–	$875	$364	$882	$–	$1,246
Provision for credit losses
Transfers to stage 1	146	(146)	–	–	226	(226)	–	–
Transfers to stage 2	(23)	23	–	–	(30)	30	–	–
Transfers to stage 3	(1)	(70)	71	–	(2)	(60)	62	–
Originations	4	–	–	4	2	–	–	2
Maturities	(1)	(7)	–	(8)	(2)	(8)	–	(10)
Changes in risk, parameters and exposures	(132)	201	–	69	(205)	231	7	33
Write-offs	–	–	(112)	(112)	–	–	(106)	(106)
Recoveries	–	–	41	41	–	–	37	37
Exchange rate and other	–	1	–	1	–	(1)	–	(1)
Balance at end of period	$226	$644	$–	$870	$353	$848	$–	$1,201

Small business
Balance at beginning of period	$88	$55	$34	$177	$78	$29	$33	$140
Provision for credit losses
Transfers to stage 1	5	(5)	–	–	13	(13)	–	–
Transfers to stage 2	(2)	2	–	–	(1)	1	–	–
Transfers to stage 3	–	(1)	1	–	–	(1)	1	–
Originations	9	–	–	9	9	–	–	9
Maturities	(5)	(7)	–	(12)	(6)	(3)	–	(9)
Changes in risk, parameters and exposures	(10)	11	5	6	(20)	20	8	8
Write-offs	–	–	(6)	(6)	–	–	(7)	(7)
Recoveries	–	–	2	2	–	–	2	2
Exchange rate and other	2	1	(1)	2	1	–	(1)	–
Balance at end of period	$87	$56	$35	$178	$74	$33	$36	$143

Wholesale
Balance at beginning of period	$566	$794	$437	$1,797	$995	$1,132	$668	$2,795
Provision for credit losses
Transfers to stage 1	108	(107)	(1)	–	129	(129)	–	–
Transfers to stage 2	(18)	18	–	–	(47)	61	(14)	–
Transfers to stage 3	(1)	(4)	5	–	(1)	(15)	16	–
Originations	156	–	–	156	207	–	–	207
Maturities	(106)	(107)	–	(213)	(165)	(139)	–	(304)
Changes in risk, parameters and exposures	(129)	160	38	69	(207)	257	36	86
Write-offs	–	–	(23)	(23)	–	–	(98)	(98)
Recoveries	–	–	17	17	–	–	12	12
Exchange rate and other	4	11	(7)	8	(16)	(22)	(38)	(76)
Balance at end of period	$580	$765	$466	$1,811	$895	$1,145	$582	$2,622
Key inputs and assumptions
The following provides an update on the key inputs and assumptions used in the measurement of expected credit losses. For further details, refer to Note 2 and Note 5 of our audited 2021 Annual Consolidated Financial Statements.
While the rapid emergence of the Omicron variant of COVID-19 late in calendar 2021 prompted the re-imposition of containment measures to varying degrees in certain regions, the impact of this latest virus wave is expected to be less severe and of shorter duration than prior waves with some containment measures already eased or lifted. The economic outlook remains subject to ongoing uncertainty as rising inflation concerns, as well as supply chain disruptions, rising business input costs, and labour shortages are limiting the pace of further improvement. In light of the evolving and unpredictable nature of the COVID-19 pandemic, our allowances continue to require the application of heightened judgment.
To reflect relevant risk factors not captured in our modelled results, we applied expert credit judgment in determining significant increases in credit risk since origination and our weighted allowance for credit losses. The impact of expert credit judgment on our allowances remains elevated as compared to pre-pandemic levels. We applied quantitative and qualitative adjustments for the impacts of the unprecedented macroeconomic environment, including the continued impact of government support programs in offsetting the effect of COVID-19 related unemployment on the economy and on mitigating the losses for the sectors most sensitive to the economic impact of the COVID-19 pandemic.
All of our IFRS 9 scenarios are designed to include the impact of COVID-19. The possibility of a more prolonged recovery period due to temporary Omicron-related economic disruptions, labour shortages, intensifying inflationary pressures, and central bank interest rate increases have been reflected in our scenario design and weights.
Our base scenario reflects economies that will substantially recover from the sharp drop in economic activity in calendar Q2 2020. Re-imposed containment measures in certain regions in the first calendar quarter of 2022 are expected to weigh on GDP growth in Canada, however, disruptions are expected to be temporary, and GDP growth is expected to rebound over the second and third calendar quarters. Near-term disruptions to labour supply driven by the spread of the Omicron variant and tightening labour markets are also expected to constrain growth in Canada in calendar 2022.
Downside scenarios, including two additional and more severe downside scenarios designed for the energy and real estate sectors, reflect the possibility of a macroeconomic shock beginning in calendar Q2 2022. Conditions are expected to deteriorate from Q1 2022 levels for up to 18 months, followed by a recovery for the remainder of the period. These scenarios assume monetary policy responses that return the economy to a long-run, sustainable growth rate within the forecast period. The possibility of a more prolonged recovery period, including further monetary policy responses to elevated inflation rates which may increase credit risk as compared to our base scenario, is reflected in our general downside scenario.
The upside scenario reflects a slightly faster and larger economic recovery than the base scenario, without prompting a further offsetting monetary policy response as compared to our base scenario, followed by a return to a long-run sustainable growth rate within the forecast period.

The following provides additional detail about our forecasts for certain key macroeconomic variables used in the models to estimate ACL:

•
Unemployment
– In our base forecast, calendar Q1 2022 unemployment rates are expected to increase to 6.3% in Canada, and decline to 4.1% in the U.S. We expect the Canadian unemployment rate to improve in calendar Q2 2022, falling below long run equilibrium by late-2022 until late-2025 when it is expected to stabilize around the long run equilibrium. The U.S. unemployment rate has improved to below long run equilibrium and is expected to return to equilibrium towards the latter end of the forecast horizon.

•
Gross Domestic Product (GDP
)
– In our base forecast, we expect Canadian and U.S. GDP to continuously grow in calendar Q1 2022 and thereafter. GDP in calendar Q4 2022 is expected to be 4% above Q4 2021 levels in Canada, and 2.7% above such levels in the U.S.

•
Oil price (West Texas Intermediate in US$)
– In our base forecast, we expect oil prices to average $76 per barrel over the next 12 months and $58 per barrel in the following 2 to 5 years. The range of average prices in our alternative downside and upside scenarios is $27 to $90 per barrel for the next 12 months and $37 to $62 per barrel for the following 2 to 5 years. As at
October
 3
1
, 2021, our base
 case
 forecast included an average price of $71 per barrel for the next 12 months and $56 per barrel for the following 2 to 5 years.

•
Canadian housing price index
– In our base forecast, we expect housing prices to increase by 0.5% over the next 12 months, with a compound annual growth rate of 4.2% for the following 2 to 5 years. The range of annual housing price growth (contraction) in our alternative downside and upside scenarios is (30.0
)
% to 10.9% over the next 12 months and 4.2% to 9.6%
for the following 2 to 5 years. As at October 31, 2021, our base case
forecast included housing price growth of

0.1%
for the next 12 months and

4.1%
for the following 2 to 5 years.

Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2021 Annual Report.

	As at
	January 31, 2022				October 31, 2021
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$320,587	$1,413	$–	$322,000	$310,334	$1,507	$–	$311,841
Medium risk	13,924	2,031	–	15,955	15,152	2,051	–	17,203
High risk	3,163	589	–	3,752	3,343	634	–	3,977
Not rated (1)	46,587	945	–	47,532	45,512	913	–	46,425
Impaired	–	–	622	622	–	–	645	645
	384,261	4,978	622	389,861	374,341	5,105	645	380,091
Items not subject to impairment (2)				240				241
Total				$390,101				$380,332

Loans outstanding – Personal
Low risk	$73,068	$681	$–	$73,749	$72,267	$698	$–	$72,965
Medium risk	5,047	4,308	–	9,355	4,974	4,551	–	9,525
High risk	638	1,037	–	1,675	687	1,045	–	1,732
Not rated (1)	9,553	98	–	9,651	8,934	88	–	9,022
Impaired	–	–	197	197	–	–	197	197
Total	$88,306	$6,124	$197	$94,627	$86,862	$6,382	$197	$93,441

Loans outstanding – Credit cards
Low risk	$12,621	$17	$–	$12,638	$12,864	$24	$–	$12,888
Medium risk	1,497	1,525	–	3,022	1,646	1,645	–	3,291
High risk	123	916	–	1,039	136	937	–	1,073
Not rated (1)	593	40	–	633	527	43	–	570
Total	$14,834	$2,498	$–	$17,332	$15,173	$2,649	$–	$17,822

Loans outstanding – Small business
Low risk	$8,570	$279	$–	$8,849	$8,609	$274	$–	$8,883
Medium risk	1,555	971	–	2,526	1,583	979	–	2,562
High risk	203	221	–	424	227	218	–	445
Not rated (1)	4	–	–	4	4	–	–	4
Impaired	–	–	107	107	–	–	109	109
Total	$10,332	$1,471	$107	$11,910	$10,423	$1,471	$109	$12,003

Undrawn loan commitments – Retail
Low risk	$236,149	$545	$–	$236,694	$229,516	$574	$–	$230,090
Medium risk	8,684	133	–	8,817	9,475	133	–	9,608
High risk	1,171	97	–	1,268	1,205	97	–	1,302
Not rated (1)	5,211	101	–	5,312	4,854	90	–	4,944
Total	$251,215	$876	$–	$252,091	$245,050	$894	$–	$245,944

Wholesale – Loans outstanding
Investment grade	$67,171	$230	$–	$67,401	$62,975	$226	$–	$63,201
Non-investment grade	122,997	14,886	–	137,883	117,396	15,146	–	132,542
Not rated (1)	10,074	379	–	10,453	9,339	430	–	9,769
Impaired	–	–	1,215	1,215	–	–	1,357	1,357
	200,242	15,495	1,215	216,952	189,710	15,802	1,357	206,869
Items not subject to impairment (2)				13,156				11,197
Total				$230,108				$218,066

Undrawn loan commitments – Wholesale
Investment grade	$253,133	$1,107	$–	$254,240	$246,539	$1,122	$–	$247,661
Non-investment grade	110,095	11,880	–	121,975	108,063	12,377	–	120,440
Not rated (1)	3,358	–	–	3,358	3,476	1	–	3,477
Total	$366,586	$12,987	$–	$379,573	$358,078	$13,500	$–	$371,578

(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.
Loans past due but not impaired
(1), (2)

	As at
	January 31, 2022			October 31, 2021
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$1,130	$160	$1,290	$1,105	$137	$1,242
Wholesale	983	2	985	1,230	–	1,230
	$2,113	$162	$2,275	$2,335	$137	$2,472

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinance, which can fluctuate based on business volumes. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.